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                                                 [LINCOLN FINANCIAL GROUP LOGO]
                                                 LINCOLN LIFE

The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR
---------

May 7, 2003

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re:  LLANY Separate Account S for Flexible Premium Variable Life Insurance
         (the "Separate Account")
     Lincoln Life & Annuity Company of New York ("LNY")
     File No. 333-74325; 811- 09257; CIK: 0001081039
     Rule 497(j) Filing

To the Commission:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on April 30, 2003.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky, Esquire
Counsel